Consolidated Statement of Shareholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Common Stock [Member]	Preferred Stock [Member]	Capital Surplus [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total U.S. Bancorp Shareholders' Equity [Member]	Noncontrolling Interests [Member]
Beginning Balance at Dec. 31, 2014	$ 44,168	$ 21	$ 4,756	$ 8,313	$ 42,530	$ (11,245)	$ (896)	$ 43,479	$ 689
Shares, Beginning Balance at Dec. 31, 2014		1,786
Net income (loss)	5,933				5,879			5,879	54
Other comprehensive income (loss)	(123)						(123)	(123)
Preferred stock dividends	(247)				(247)			(247)
Common stock dividends	(1,785)				(1,785)			(1,785)
Issuance of preferred stock	745		745					745
Issuance of common and treasury stock	311			(55)		366		311
Issuance of common and treasury stock, shares		11
Purchase of treasury stock	$ (2,246)					(2,246)		(2,246)
Purchase of treasury stock, shares	(52)	(52)
Distributions to noncontrolling interests	$ (55)								(55)
Net other changes in noncontrolling interests	(2)								(2)
Stock option and restricted stock grants	118			118				118
Ending Balance at Dec. 31, 2015	46,817	$ 21	5,501	8,376	46,377	(13,125)	(1,019)	46,131	686
Shares, Ending Balance at Dec. 31, 2015		1,745
Net income (loss)	5,944				5,888			5,888	56
Other comprehensive income (loss)	(516)						(516)	(516)
Preferred stock dividends	(281)				(281)			(281)
Common stock dividends	(1,842)				(1,842)			(1,842)
Issuance of common and treasury stock	374			(71)		445		374
Issuance of common and treasury stock, shares		13
Purchase of treasury stock	$ (2,600)					(2,600)		(2,600)
Purchase of treasury stock, shares	(61)	(61)
Distributions to noncontrolling interests	$ (56)								(56)
Purchase of noncontrolling interests	(40)			1	9			10	(50)
Net other changes in noncontrolling interests	(1)								(1)
Stock option and restricted stock grants	134			134				134
Ending Balance at Dec. 31, 2016	$ 47,933	$ 21	5,501	8,440	50,151	(15,280)	(1,535)	47,298	635
Shares, Ending Balance at Dec. 31, 2016	1,700	1,697
Net income (loss)	$ 6,253				6,218			6,218	35
Other comprehensive income (loss)	131						131	131
Preferred stock dividends	(267)				(267)			(267)
Common stock dividends	(1,950)				(1,950)			(1,950)
Issuance of preferred stock	993		993					993
Redemption of preferred stock	(1,085)		(1,075)		(10)			(1,085)
Issuance of common and treasury stock	162			(138)		300		162
Issuance of common and treasury stock, shares		8
Purchase of treasury stock	$ (2,622)					(2,622)		(2,622)
Purchase of treasury stock, shares	(49)	(49)
Distributions to noncontrolling interests	$ (47)								(47)
Net other changes in noncontrolling interests	3								3
Stock option and restricted stock grants	162			162				162
Ending Balance at Dec. 31, 2017	$ 49,666	$ 21	$ 5,419	$ 8,464	$ 54,142	$ (17,602)	$ (1,404)	$ 49,040	$ 626
Shares, Ending Balance at Dec. 31, 2017	1,700	1,656